UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00032

American Funds Fundamental Investors

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Michael W. Stockton

American Funds Fundamental Investors

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Fundamental Investors®

Investment portfolio

September 30, 2017

unaudited

Common stocks 95.30% Information technology 24.88%	Shares	Value (000)
Microsoft Corp.	59,525,100	$4,434,025
Broadcom Ltd.	11,986,639	2,907,239
Alphabet Inc., Class C1	1,414,097	1,356,275
Alphabet Inc., Class A1	492,800	479,849
Intel Corp.	38,746,600	1,475,471
ASML Holding NV2	5,355,030	913,521
ASML Holding NV (New York registered)	2,998,800	513,394
Apple Inc.	8,343,000	1,285,823
Taiwan Semiconductor Manufacturing Co., Ltd.2	147,707,000	1,062,328
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	4,038,630	151,650
Facebook, Inc., Class A1	6,728,000	1,149,613
Visa Inc., Class A	6,980,000	734,575
Texas Instruments Inc.	7,804,000	699,551
Amphenol Corp., Class A	6,750,000	571,320
Baidu, Inc., Class A (ADR)1	2,061,000	510,489
Symantec Corp.	15,346,000	503,502
Western Digital Corp.	5,700,000	492,480
Samsung Electronics Co., Ltd.2	200,840	451,430
Samsung Electronics Co., Ltd., nonvoting preferred2	14,000	25,288
Intuit Inc.	2,945,000	418,602
Analog Devices, Inc.	4,827,500	415,986
MasterCard Inc., Class A	2,700,000	381,240
Activision Blizzard, Inc.	3,916,700	252,666
International Business Machines Corp.	1,500,000	217,620
Murata Manufacturing Co., Ltd.2	1,370,000	202,546
TE Connectivity Ltd.	2,300,000	191,038
PayPal Holdings, Inc.1	2,800,000	179,284
DXC Technology Co.	2,000,000	171,760
Applied Materials, Inc.	3,000,000	156,270
VMware, Inc., Class A1	1,386,451	151,387
FleetCor Technologies, Inc.1	842,000	130,316
QUALCOMM Inc.	2,500,000	129,600
Renesas Electronics Corp.1,2	2,408,900	26,284
		22,742,422
Financials 14.29%
Berkshire Hathaway Inc., Class A1	6,652	1,827,570
Wells Fargo & Co.	31,053,000	1,712,573
JPMorgan Chase & Co.	11,910,000	1,137,524
Capital One Financial Corp.	12,889,000	1,091,183
SunTrust Banks, Inc.	11,925,000	712,757
BNP Paribas SA2	8,426,000	679,922
BlackRock, Inc.	1,473,100	658,608
Citigroup Inc.	9,000,000	654,660
CME Group Inc., Class A	4,771,437	647,389
Discover Financial Services	8,218,100	529,903
Goldman Sachs Group, Inc.	1,770,000	419,826

Fundamental Investors — Page 1 of 8

unaudited

Common stocks Financials (continued)	Shares	Value (000)
Legal & General Group PLC2	109,784,921	$382,382
CIT Group Inc.3	7,752,515	380,261
Chubb Ltd.	2,525,000	359,939
Fifth Third Bancorp	12,500,000	349,750
Banco Santander, SA2	40,150,000	280,317
T. Rowe Price Group, Inc.	3,000,000	271,950
Itaú Unibanco Holding SA, preferred nominative (ADR)	16,615,000	227,625
PNC Financial Services Group, Inc.	1,500,000	202,155
Svenska Handelsbanken AB, Class A2	11,460,000	173,221
HDFC Bank Ltd. (ADR)	1,045,250	100,731
HDFC Bank Ltd.2	2,350,000	65,109
Société Générale2	1,360,000	79,560
Intercontinental Exchange, Inc.	900,000	61,830
PacWest Bancorp	1,165,000	58,844
		13,065,589
Consumer discretionary 13.12%
Amazon.com, Inc.1	3,337,000	3,208,025
Home Depot, Inc.	12,200,775	1,995,559
Comcast Corp., Class A	51,196,000	1,970,022
Charter Communications, Inc., Class A1	3,242,100	1,178,244
Priceline Group Inc.1	251,284	460,056
Newell Brands Inc.	9,475,300	404,311
Walt Disney Co.	3,300,000	325,281
McDonald’s Corp.	2,000,000	313,360
Ulta Beauty, Inc.1	1,315,000	297,269
Starbucks Corp.	5,275,000	283,320
Hilton Worldwide Holdings Inc.	4,000,000	277,800
Target Corp.	4,100,000	241,941
Twenty-First Century Fox, Inc., Class A	8,500,000	224,230
NIKE, Inc., Class B	3,162,000	163,950
Royal Caribbean Cruises Ltd.	1,295,000	153,509
Viacom Inc., Class B	4,657,700	129,670
Netflix, Inc.1	700,000	126,945
Sony Corp.2	3,300,000	122,831
CBS Corp., Class B	1,480,000	85,840
Accor SA2	640,000	31,777
		11,993,940
Industrials 11.13%
Boeing Co.	5,798,900	1,474,138
Lockheed Martin Corp.	3,378,200	1,048,222
General Electric Co.	38,500,000	930,930
Parker-Hannifin Corp.	4,550,000	796,341
Rockwell Automation	3,500,000	623,735
TransDigm Group Inc.	2,057,900	526,102
Union Pacific Corp.	4,000,000	463,880
Northrop Grumman Corp.	1,461,000	420,359
Airbus SE, non-registered shares2	4,255,000	405,002
Deere & Co.	3,200,000	401,888
Johnson Controls International PLC	8,140,000	327,961
Caterpillar Inc.	2,595,000	323,622
Emerson Electric Co.	5,000,000	314,200
Schneider Electric SE2	3,000,000	261,120
Masco Corp.	6,064,700	236,584

Fundamental Investors — Page 2 of 8

unaudited

Common stocks Industrials (continued)	Shares	Value (000)
CSX Corp.	4,000,000	$217,040
BAE Systems PLC2	23,054,000	195,108
FedEx Corp.	850,000	191,743
Ryanair Holdings PLC (ADR)1	1,695,750	178,766
MTU Aero Engines AG2	1,120,089	178,651
Grafton Group PLC, units2,3	15,037,000	167,474
Deutsche Post AG2	2,830,000	125,983
Waste Management, Inc.	1,400,000	109,578
Meggitt PLC2	15,538,014	108,490
Raytheon Co.	416,000	77,617
KBR, Inc.	4,000,000	71,520
		10,176,054
Consumer staples 9.34%
Philip Morris International Inc.	19,211,000	2,132,613
British American Tobacco PLC2	23,951,000	1,497,435
British American Tobacco PLC (ADR)	2,651,040	165,558
Coca-Cola Co.	25,135,000	1,131,326
Altria Group, Inc.	9,576,500	607,342
Nestlé SA2	6,121,671	512,698
Kraft Heinz Co.	5,400,000	418,770
Sysco Corp.	6,790,000	366,320
Walgreens Boots Alliance, Inc.	4,306,000	332,509
Unilever PLC2	5,000,000	289,410
Procter & Gamble Co.	2,800,000	254,744
Wal-Mart Stores, Inc.	2,925,000	228,560
Hershey Co.	1,580,000	172,489
The Estée Lauder Companies Inc., Class A	1,500,000	161,760
Coca-Cola European Partners PLC	3,340,000	139,011
Costco Wholesale Corp.	786,000	129,132
		8,539,677
Energy 8.59%
Royal Dutch Shell PLC, Class B (ADR)	17,215,334	1,076,647
Royal Dutch Shell PLC, Class A (ADR)	564,325	34,187
Royal Dutch Shell PLC, Class A2	250,526	7,550
Enbridge Inc. (CAD denominated)	21,204,409	885,733
Suncor Energy Inc.	20,160,840	706,579
Schlumberger Ltd.	9,578,000	668,161
Chevron Corp.	5,076,137	596,446
BP PLC2	85,000,667	543,465
Halliburton Co.	8,805,000	405,294
Concho Resources Inc.1	2,723,000	358,674
EOG Resources, Inc.	3,538,000	342,266
ConocoPhillips	6,500,000	325,325
Cabot Oil & Gas Corp.	9,000,100	240,753
Keyera Corp.	6,937,000	212,043
Canadian Natural Resources, Ltd.	5,430,000	181,863
Peyto Exploration & Development Corp.3	10,710,499	175,111
Baker Hughes, a GE Co., Class A	4,700,000	172,114
Helmerich & Payne, Inc.	2,374,000	123,709
Murphy Oil Corp.	3,781,900	100,447
Noble Energy, Inc.	3,010,400	85,375
Pioneer Natural Resources Co.	500,000	73,770
TOTAL SA (ADR)	858,284	45,935

Fundamental Investors — Page 3 of 8

unaudited

Common stocks Energy (continued)	Shares	Value (000)
TOTAL SA2	419,728	$22,575
Hess Corp.	1,350,748	63,337
Southwestern Energy Co.1	8,000,000	48,880
Royal Dutch Shell PLC, Class B2	11,577,720	356,036
		7,852,275
Health care 7.49%
UnitedHealth Group Inc.	5,673,500	1,111,155
Boston Scientific Corp.1	33,192,000	968,211
Aetna Inc.	4,738,431	753,458
Thermo Fisher Scientific Inc.	3,300,000	624,360
Merck & Co., Inc.	9,242,000	591,765
Vertex Pharmaceuticals Inc.1	3,618,605	550,173
Regeneron Pharmaceuticals, Inc.1	1,093,300	488,836
Express Scripts Holding Co.1	5,930,000	375,487
Johnson & Johnson	2,100,000	273,021
Novartis AG2	3,000,000	257,434
Humana Inc.	990,000	241,194
ResMed Inc.	2,882,700	221,852
Bristol-Myers Squibb Co.	3,335,200	212,586
AstraZeneca PLC2	1,620,000	107,999
Hologic, Inc.1	1,875,000	68,794
		6,846,325
Materials 3.73%
DowDuPont Inc.	21,204,921	1,468,017
Praxair, Inc.	3,980,000	556,165
LyondellBasell Industries NV	3,419,000	338,652
Rio Tinto PLC2	5,878,000	273,617
Potash Corp. of Saskatchewan Inc.	12,500,000	240,500
Randgold Resources Ltd. (ADR)	1,818,000	177,546
Franco-Nevada Corp.	1,937,000	150,054
Akzo Nobel NV2	1,167,000	107,766
CF Industries Holdings, Inc.	2,741,000	96,374
		3,408,691
Real estate 1.91%
Simon Property Group, Inc. REIT	5,927,000	954,306
Crown Castle International Corp. REIT	3,987,039	398,624
Weyerhaeuser Co. REIT1	9,000,107	306,274
American Tower Corp. REIT	356,000	48,658
Iron Mountain Inc. REIT	910,980	35,437
		1,743,299
Telecommunication services 0.39%
Verizon Communications Inc.	5,342,000	264,376
Spark New Zealand Ltd.2	35,250,000	93,053
		357,429
Utilities 0.03%
SSE PLC2	1,534,044	28,710

Fundamental Investors — Page 4 of 8

unaudited

Common stocks Miscellaneous 0.40%	Shares	Value (000)
Other common stocks in initial period of acquisition		$370,926
Total common stocks (cost: $53,688,049,000)		87,125,337
Short-term securities 4.75%	Principal?amount (000)
Apple Inc. 1.17%–1.20% due 10/3/2017–12/11/20174	$94,500	94,411
CAFCO, LLC 1.29% due 12/5/20174	30,000	29,930
Chariot Funding, LLC 1.40% due 12/20/2017–1/4/20184	80,950	80,681
Chevron Corp. 1.10% due 10/17/20174	50,000	49,973
Ciesco LLC 1.30%–1.35% due 11/28/2017–12/6/20174	114,400	114,129
Cisco Systems, Inc. 1.18% due 12/6/20174	50,000	49,892
Coca-Cola Co. 1.25%–1.29% due 12/7/2017–1/8/20184	125,000	124,663
ExxonMobil Corp. 1.11% due 10/23/2017	20,100	20,085
Federal Farm Credit Banks 1.13% due 3/20/2018	50,000	49,710
Federal Home Loan Bank 1.01%–1.13% due 10/2/2017–2/23/2018	1,650,700	1,648,086
Freddie Mac 0.99%–1.16% due 10/10/2017–4/3/2018	392,300	390,913
Hershey Co. 1.13% due 10/17/20174	50,000	49,972
John Deere Capital Corp. 1.19% due 11/13/20174	9,000	8,987
Johnson & Johnson 1.12% due 10/24/20174	27,400	27,379
Merck & Co. Inc. 1.09% due 10/6/2017–10/27/20174	63,900	63,877
Paccar Financial Corp. 1.13% due 10/17/2017–10/23/2017	44,000	43,968
PepsiCo Inc. 1.10% due 10/6/20174	10,800	10,798
Pfizer Inc. 1.18%–1.30% due 12/14/2017–3/9/20184	212,750	212,025
Private Export Funding Corp. 1.19%–1.23% due 10/11/2017–1/22/20184	88,000	87,778
Procter & Gamble Co. 1.11% due 10/16/2017–10/19/20174	82,500	82,454
Qualcomm Inc. 1.17% due 11/14/20174	30,000	29,955
U.S. Treasury Bills 0.99%–1.12% due 10/12/2017–3/8/2018	788,800	786,632
United Parcel Service Inc. 1.12% due 11/8/20174	41,500	41,447
Wal-Mart Stores, Inc. 1.10%–1.11% due 10/2/2017–10/23/20174	231,400	231,313
Walt Disney Co. 1.24% due 11/17/20174	11,200	11,182
Total short-term securities (cost: $4,340,155,000)		4,340,240
Total investment securities 100.05% (cost: $58,028,204,000)		91,465,577
Other assets less liabilities (0.05)%		(50,059)
Net assets 100.00%		$91,415,518

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Fundamental Investors — Page 5 of 8

unaudited

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended September 30, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 9/30/2017 (000)
Common stocks 0.79%
Financials 0.42%
CIT Group Inc.	9,203,500	401,966	1,852,951	7,752,515	$17,760	$37,868	$4,161	$380,261
Industrials 0.18%
Grafton Group PLC, units2	15,037,000	—	—	15,037,000	—	65,718	2,694	167,474
Energy 0.19%
Peyto Exploration & Development Corp.	10,332,287	378,212	—	10,710,499	—	(88,786)	8,119	175,111
Total common stocks								722,846
Total 0.79%					$17,760	$14,800	$14,974	$722,846

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Security did not produce income during the last 12 months.
2	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $10,086,070,000, which represented 11.03% of the net assets of the fund. This amount includes $10,020,961,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3	Represents an affiliated company as defined under the Investment Company Act of 1940.
4	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,400,846,000, which represented 1.53% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fundamental Investors — Page 6 of 8

unaudited

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading.

Fundamental Investors — Page 7 of 8

unaudited

Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$20,061,025	$2,681,397	$—	$22,742,422
Financials	11,405,078	1,660,511	—	13,065,589
Consumer discretionary	11,839,332	154,608	—	11,993,940
Industrials	8,734,226	1,441,828	—	10,176,054
Consumer staples	6,240,134	2,299,543	—	8,539,677
Energy	6,922,649	929,626	—	7,852,275
Health care	6,480,892	365,433	—	6,846,325
Materials	3,027,308	381,383	—	3,408,691
Real estate	1,743,299	—	—	1,743,299
Telecommunication services	264,376	93,053	—	357,429
Utilities	—	28,710	—	28,710
Miscellaneous	320,947	49,979	—	370,926
Short-term securities	—	4,340,240	—	4,340,240
Total	$77,039,266	$14,426,311	$—	$91,465,577

*	Securities with a value of $10,020,961,000, which represented 10.96% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-010-1117O-S60718	Fundamental Investors — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS FUNDAMENTAL INVESTORS

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: November 28, 2017

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: November 28, 2017